Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2018
Property, plant and equipment [abstract]
Schedule of information about property, plant and equipment
As at June 30, 2018 the Group's total capital commitments amount to USD 86.6 million (2017: USD 185.9 million). These can be detailed as follows:

(in thousands of USD)	As at December 31, 2017 payments scheduled for
	TOTAL	2018	2019	2020
Commitments in respect of VLCCs	—	—	—	—
Commitments in respect of Suezmaxes	185,922	185,922	—	—
Commitments in respect of FSOs	—	—	—	—
Total	185,922	185,922	—	—

	As at June 30, 2018 payments scheduled for
	TOTAL	2018	2019	2020
Commitments in respect of VLCCs	—	—	—	—
Commitments in respect of Suezmaxes	86,600	86,600	—	—
Commitments in respect of FSOs	—	—	—	—
Total	86,600	86,600	—	—

(in thousands of USD)	Acquisitions	Sale price	Book Value	Gain	Deferred Gain	Loss
TI Topaz - Sale	—	20,790	41,817	—	—	(21,027)
Other	—	28	8	20	—	—
At June 30, 2017		20,818	41,825	20	—	(21,027)

	Acquisitions	Sale price	Book Value	Gain	Deferred Gain	Loss
Cap Jean - Sale	—	10,175	—	10,175	—	—
At June 30, 2018		10,175	—	10,175	—	—

(in thousands of USD)	Vessels	Vessels under construction	Other tangible assets	Total PPE

At January 1, 2018
Cost	3,595,692	63,668	3,545	3,662,905
Depreciation & impairment losses	(1,324,192)		(1,882)	(1,326,074)
Net carrying amount	2,271,500	63,668	1,663	2,336,831

Acquisitions	42,055	105,371	272	147,698
Acquisitions through business combinations (Note 22)	1,710,250	—	345	1,710,595
Disposals and cancellations (Note 22)	(434,000)	—	—	(434,000)
Depreciation charges	(112,666)	—	(260)	(112,926)
Transfer to assets held for sale (Note 8)	(1,319)	—	—	(1,319)
Transfers	129,791	(129,791)	—	—
Translation differences	—	—	(8)	(8)
Balance at June 30, 2018	3,605,611	39,248	2,012	3,646,871

At June 30, 2018
Cost	4,898,292	39,248	4,113	4,941,653
Depreciation & impairment losses	(1,292,681)	—	(2,101)	(1,294,782)
Net carrying amount	3,605,611	39,248	2,012	3,646,871